Leases (Details) - Schedule of operating lease costs and finance lease costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating lease costs:
Operating lease cost	$ 1,389	$ 1,908
Short-term lease cost	42	4
Variable lease cost	(14)	(140)
Sublessor income	(326)	(421)
Total operating lease costs	1,091	1,351
Finance lease costs:
Amortization of right-of-use assets	112	112
Interest on lease liabilities	21	50
Total finance lease costs	$ 133	$ 162